UNAUDITED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Statement of Comprehensive Income [Abstract]
Net loss	$ (176,380)	$ (95,399)
Other comprehensive income (loss):
Net gain (loss) on qualifying cash flow hedging instruments	2,606	(3,977)
Other comprehensive income (loss)	2,606	(3,977)
Comprehensive loss	(173,774)	(99,376)
Comprehensive (loss) income attributable to:
Stockholders of Golar LNG Limited	(192,549)	(107,514)
Non-controlling interests	$ 18,775	$ 8,138